Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories
Schedule of inventories
	December 31,
($ thousands)	2015	2014

Raw materials	110,367	30,775
Work in progress	56,841	53,916
Finished goods	102,774	99,902

	269,982	184,593